Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7: - COMMITMENTS AND CONTINGENCIES

a.	Royalty commitments:

The Company receives research and development grants from the Israel Innovation Authority (the “IIA”). In consideration for the research and development grants received from the IIA, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3% from the time of commencement of sales of all of the Company’s products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR.

As of June 30, 2018, the Company’s total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $46,737.

Royalty expenses relating to the IIA grants included in cost of revenues during the six month periods ended June 30, 2018 and 2017 were $646 and $594, respectively.

In May 2010, the Company received a notice from the IIA regarding alleged miscalculations of the amount of royalties paid by the Company to the IIA for the years 1992-2009 and the revenues basis on which the Company had to pay royalties. The Company believes that all royalties due to the IIA from the sale of products developed with funding provided by the IIA during such years were properly paid or were otherwise accrued. The Company reviewed with the IIA the alleged miscalculations. The Company assessed the merits of the aforesaid arguments raised by the IIA and recorded a liability for an estimated loss.

b.	From time to time, the Company may be involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company’s estimations and related accruals, if any, are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events relating to a particular matter.